Pension and Postretirement Benefits - Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations (Detail) (Pension Plans [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Russia Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Discount rate	11.50%	7.90%
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Rate of compensation increase	8.90%	6.58%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate		7.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	8.90%	6.88%
Russia Entities [Member] | Defined Benefit Plan Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	7.90%
Russia Entities [Member] | Defined Benefit Plan Service Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	11.50%
German Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Discount rate	1.60%	3.20%
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Rate of compensation increase	4.00%	4.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	3.20%	3.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	4.00%	4.00%
Ukrainian Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Rate of compensation increase	10.60%	5.30%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate		7.00%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	10.60%	6.88%
Ukrainian Entities [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Discount rate	13.76%	10.00%
Ukrainian Entities [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Discount rate	6.98%
Ukrainian Entities [Member] | Defined Benefit Plan Interest Cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	10.00%
Ukrainian Entities [Member] | Defined Benefit Plan Service Cost [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	13.76%
Ukrainian Entities [Member] | Defined Benefit Plan Service Cost [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	6.98%
Austria Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Discount rate	2.50%	3.50%
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Expected return on plan assets	6.70%	4.32%
Defined benefit plan, key actuarial assumptions used to determine benefit obligations, Rate of compensation increase	2.25%	3.50%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Discount rate	3.50%	3.75%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Expected return on plan assets	3.50%	3.75%
Defined benefit plan, key actuarial assumptions used to determine net benefit cost, Rate of compensation increase	2.50%	3.50%